Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MARKET VECTORS BRAZIL SMALL-CAP ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Market Vectors Brazil Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Brazil Small-Cap Index (the “Brazil Small-Cap Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Brazil Small-Cap Index is comprised of securities of Brazilian micro- and small-capitalization companies. A company is generally considered to be a Brazilian company if it is incorporated in Brazil or is incorporated outside of Brazil but generates at least 50% of its revenues (or, in certain circumstances, has at least 50% of its assets) in Brazil. As of December 31, 2014, the Brazil Small-Cap Index included 76 securities of companies with a market capitalization range of between approximately $52 million and $2.1 billion and a weighted average market capitalization of $1.1 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Brazil Small-Cap Index by investing in a portfolio of securities that generally replicates the Brazil Small-Cap Index. The Fund will normally invest at least 80% of its assets in securities that comprise the Brazil Small-Cap Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Brazil Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2014, the Brazil Small-Cap Index was concentrated in the consumer discretionary sector, and each of the financial services, industrials and utilities sectors represented a significant portion of the Brazil Small-Cap Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Brazil Small-Cap Index concentrates in an industry or group of industries. As of December 31, 2014, the Brazil Small-Cap Index was concentrated in the consumer discretionary sector, and each of the financial services, industrials and utilities sectors represented a significant portion of the Brazil Small-Cap Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Special Risk Considerations of Investing in Brazilian Issuers. The Brazilian government has exercised, and continues to exercise, significant influence over the Brazilian economy. The Brazilian economy has been characterized by frequent, and occasionally drastic, interventions by the Brazilian government, including the imposition of wage and price controls, exchange controls, limiting imports and other measures. The Brazilian government has often changed monetary, taxation, credit, trade and other policies to influence the core of Brazil’s economy. Actions taken by the Brazilian government concerning the economy may have significant effects on Brazilian companies and on market conditions and prices of Brazilian securities. Brazil’s economy has recently experienced sluggish economic growth due to, among other things, weak consumer spending, political turmoil, high rates of inflation and low commodity prices. The Brazilian government has privatized or has begun the process of privatizing certain entities, notably in the telecommunications and energy sectors. Certain of these newly privatized entities have suffered losses due to, among other things, the inability to adjust to a competitive environment.

The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. As a result, adverse economic conditions or developments in other emerging market countries have at times significantly affected the availability of credit in the Brazilian economy and resulted in considerable outflows of funds and declines in the amount of foreign currency invested in Brazil.

Investments in Brazilian securities may be subject to certain restrictions on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors of the proceeds of their investment in Brazil and on the conversion of the Brazilian Real into foreign currency.

Brazil has historically experienced high rates of inflation and a high level of debt, each of which may constrain economic growth. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. The Brazilian economy is also heavily dependent upon commodity prices and international trade. Unanticipated political or social developments may result in sudden and significant investment losses. An increase in prices for commodities, such as petroleum, the depreciation of the Brazilian Real and future governmental measures seeking to maintain the value of the Brazilian Real in relation to the U.S. dollar, may trigger increases in inflation in Brazil and may slow the rate of growth of the Brazilian economy. Conversely, appreciation of the Brazilian Real relative to the U.S. dollar may lead to the deterioration of Brazil’s current account and balance of payments as well as limit the growth of exports.

Because the Fund’s assets will be invested primarily in equity securities of Brazilian issuers and the income received by the Fund will be principally in Brazilian Real. The Fund’s exposure to the Brazilian Real and changes in value of the Brazilian Real versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and Brazilian Real.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund’s return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

Risk of Investing in Emerging Market Issuers. Investments in securities of emerging market issuers are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the United States. Market risks may include economies that concentrate in only a few industries, securities issues that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Brazil Small-Cap Index, may negatively affect the Fund’s ability to replicate the performance of the Brazil Small-Cap Index.

Risk of Investing in the Consumer Discretionary Sector. To the extent that the Brazil Small-Cap Index continues to be concentrated in the consumer discretionary sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Financial Services Sector. To the extent that the financial services sector continues to represent a significant portion of the Brazil Small-Cap Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

Risk of Investing in the Industrials Sector. To the extent that the industrials sector continues to represent a significant portion of the Brazil Small-Cap Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in the Utilities Sector. To the extent that the utilities sector continues to represent a significant portion of the Brazil Small-Cap Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the utilities sector. Companies in the utilities sector may be adversely affected by changes in exchange rates, domestic and international competition, difficulty in raising adequate amounts of capital and governmental limitations on rates charged to customers.

Risk of Investing in Small-Capitalization Companies. Small-capitalization companies may be more volatile and more likely than medium- and large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of medium- and large-capitalization companies.

Risk of Investing in Micro-Capitalization Companies. Micro-capitalization companies are subject to substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. The shares of micro-capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.

Index Tracking Risk. The Fund’s return may not match the return of the Brazil Small-Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Brazil Small-Cap Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Brazil Small-Cap Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein). The Fund also bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Brazil Small-Cap Index. In addition, the Fund may not be able to invest in certain securities included in the Brazil Small-Cap Index, or invest in them in the exact proportions in which they are represented in the Brazil Small-Cap Index, due to legal restrictions or limitations imposed by the government of Brazil, a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons. The Fund is expected to value certain of its investments based on fair value prices. To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Brazil Small-Cap Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Brazil Small-Cap Index is not based on fair value prices), the Fund’s ability to track the Brazil Small-Cap Index may be adversely affected. For tax efficiency purposes, the Fund may sell certain securities to realize losses causing it to deviate from the performance of the Brazil Small-Cap Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Brazil Small-Cap Index.

Replication Management Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Brazil Small-Cap Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions principally for cash, rather than in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Non-Diversified Risk. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Brazil Small-Cap Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Brazil Small-Cap Index continues to be concentrated in the consumer discretionary sector, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Fund may lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.marketvectorsetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year and since inception periods compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marketvectorsetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns(%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	25.09%	3Q ’10
Worst Quarter:	-29.14%	3Q ’11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.14%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Market Vectors® Brazil Small-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(24.73%)
Past Five Years	rr_AverageAnnualReturnYear05	(9.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	13.69%
Past Five Years	rr_AverageAnnualReturnYear05	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	18.09%
MARKET VECTORS BRAZIL SMALL-CAP ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	817
Annual Return 2010	rr_AnnualReturn2010	25.57%
Annual Return 2011	rr_AnnualReturn2011	(27.47%)
Annual Return 2012	rr_AnnualReturn2012	17.86%
Annual Return 2013	rr_AnnualReturn2013	(28.58%)
Annual Return 2014	rr_AnnualReturn2014	(25.19%)
Past One Year	rr_AverageAnnualReturnYear01	(25.19%)
Past Five Years	rr_AverageAnnualReturnYear05	(10.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 12, 2009
MARKET VECTORS BRAZIL SMALL-CAP ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(26.54%)
Past Five Years	rr_AverageAnnualReturnYear05	(11.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.87%
MARKET VECTORS BRAZIL SMALL-CAP ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Past One Year	rr_AverageAnnualReturnYear01	(14.27%)
Past Five Years	rr_AverageAnnualReturnYear05	(7.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%

[1]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.59% of the Fund's average daily net assets per year until at least May 1, 2016. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.